Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Business Segment Information

(In millions)	2016	2015	2014

Revenues
Life Sciences Solutions	$5,317.2	$4,774.3	$4,532.7
Analytical Instruments	3,668.2	3,208.2	3,252.2
Specialty Diagnostics	3,339.2	3,243.9	3,343.6
Laboratory Products and Services	6,723.6	6,371.7	6,311.6
Eliminations	(774.1)	(632.7)	(550.5)

Consolidated revenues	18,274.1	16,965.4	16,889.6

Segment Income (a)
Life Sciences Solutions	1,595.5	1,413.7	1,283.6
Analytical Instruments	745.2	612.8	581.1
Specialty Diagnostics	909.8	872.9	916.0
Laboratory Products and Services	971.3	922.3	914.1

Subtotal reportable segments (a)	4,221.8	3,821.7	3,694.8

Cost of revenues charges	(101.5)	(9.1)	(327.6)
Selling, general and administrative charges, net	(103.9)	(46.3)	(130.7)
Restructuring and other (costs) income, net	(189.2)	(115.3)	598.2
Amortization of acquisition-related intangible assets	(1,378.0)	(1,314.8)	(1,331.7)

Consolidated operating income	2,449.2	2,336.2	2,503.0
Other expense, net (b)	(425.3)	(399.8)	(415.8)

Income from continuing operations before income taxes	$2,023.9	$1,936.4	$2,087.2

Depreciation
Life Sciences Solutions	$142.3	$147.5	$132.7
Analytical Instruments	49.7	38.9	39.0
Specialty Diagnostics	70.4	73.7	76.7
Laboratory Products and Services	117.6	113.3	104.7

Consolidated depreciation	$380.0	$373.4	$353.1

(a)
Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2016	2015	2014

Total Assets
Life Sciences Solutions	$19,065.2	$18,537.3	$19,918.3
Analytical Instruments	9,519.6	4,763.1	4,133.3
Specialty Diagnostics	6,801.6	7,183.2	8,047.7
Laboratory Products and Services	9,405.4	9,613.6	10,214.4
Corporate/Other (c)	1,115.7	737.1	538.4

Consolidated total assets	$45,907.5	$40,834.3	$42,852.1

Capital Expenditures
Life Sciences Solutions	$122.3	$93.2	$114.4
Analytical Instruments	34.0	59.5	38.1
Specialty Diagnostics	72.3	75.9	84.7
Laboratory Products and Services	111.2	89.6	92.1
Corporate/Other	104.6	104.7	98.3

Consolidated capital expenditures	$444.4	$422.9	$427.6

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
Business Segment Information

(In millions)	2016	2015	2014

Revenues
Life Sciences Solutions	$5,317.2	$4,774.3	$4,532.7
Analytical Instruments	3,668.2	3,208.2	3,252.2
Specialty Diagnostics	3,339.2	3,243.9	3,343.6
Laboratory Products and Services	6,723.6	6,371.7	6,311.6
Eliminations	(774.1)	(632.7)	(550.5)

Consolidated revenues	18,274.1	16,965.4	16,889.6

Segment Income (a)
Life Sciences Solutions	1,595.5	1,413.7	1,283.6
Analytical Instruments	745.2	612.8	581.1
Specialty Diagnostics	909.8	872.9	916.0
Laboratory Products and Services	971.3	922.3	914.1

Subtotal reportable segments (a)	4,221.8	3,821.7	3,694.8

Cost of revenues charges	(101.5)	(9.1)	(327.6)
Selling, general and administrative charges, net	(103.9)	(46.3)	(130.7)
Restructuring and other (costs) income, net	(189.2)	(115.3)	598.2
Amortization of acquisition-related intangible assets	(1,378.0)	(1,314.8)	(1,331.7)

Consolidated operating income	2,449.2	2,336.2	2,503.0
Other expense, net (b)	(425.3)	(399.8)	(415.8)

Income from continuing operations before income taxes	$2,023.9	$1,936.4	$2,087.2

Depreciation
Life Sciences Solutions	$142.3	$147.5	$132.7
Analytical Instruments	49.7	38.9	39.0
Specialty Diagnostics	70.4	73.7	76.7
Laboratory Products and Services	117.6	113.3	104.7

Consolidated depreciation	$380.0	$373.4	$353.1

(a)
Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

(In millions)	2016	2015	2014

Revenues (d)
United States	$9,085.6	$8,607.3	$8,147.7
China	1,729.6	1,376.4	1,223.1
Germany	995.8	899.7	1,005.9
United Kingdom	742.2	778.1	754.5
Japan	737.3	611.1	672.8
Other	4,983.6	4,692.8	5,085.6

Consolidated revenues	$18,274.1	$16,965.4	$16,889.6

Long-lived Assets (e)
United States	$1,630.2	$1,532.0	$1,501.7
United Kingdom	216.8	261.1	265.5
Germany	157.6	169.4	170.3
Other	573.2	486.3	489.0

Consolidated long-lived assets	$2,577.8	$2,448.8	$2,426.5

(d)	Revenues are attributed to countries based on customer location.

(e)	Includes property, plant and equipment, net.